SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2014
SHAREHOLDERS' EQUITY
Stock repurchase program, authorized amount								$ 3,000
Employee stock options granted fair value					$ 4.5	$ 3.98	$ 8.99
Non vested awards	$ 7,850		$ 7,850		$ 7,850
Period for recognition of awards					2 years 9 months 18 days
Additional stock repurchase program authorized amount	$ 20,000	$ 20,000				$ 381,000
Treasury stock, shares	35,490,462		35,490,462		35,490,462	34,104,830
O 2024 H1 Dividends
SHAREHOLDERS' EQUITY
Dividend declared per share				$ 0.18
Dividends paid				$ 5,500
Date declared for dividend payable				Feb. 06, 2024
Date to paid for dividend payable				Mar. 06, 2024
Date of record for dividend payable				Feb. 20, 2024
O 2024 H2 Dividends
SHAREHOLDERS' EQUITY
Dividend declared per share			$ 0.18
Dividends paid			$ 5,400
Date declared for dividend payable			Jul. 29, 2024
Date to paid for dividend payable			Aug. 29, 2024
Date of record for dividend payable			Aug. 15, 2024
Share Repurchase Program
SHAREHOLDERS' EQUITY
Treasury stock, shares	35,490,462		35,490,462		35,490,462
Stock redeemed or called during period, value					$ 250,331
Stock repurchased and retired during period, shares					1,385,632
Aggregate consideration for shares repurchased					$ 14,328
Employee And Non-employee Stock Option Plan
SHAREHOLDERS' EQUITY
Share repurchase authorized amount	1,155,071		1,155,071		1,155,071
Expiration period of options granted					7 years
Share based payment intrinsic value					$ 97	$ 378	$ 2,878
RSU
SHAREHOLDERS' EQUITY
Total fair value of vested					$ 12,053	$ 13,363	$ 12,079